Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Jan. 05, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROFUNDSBanks UltraSector ProFund (Investor Class BKPIX / Service Class BKPSX)
ProFund VP Banks
(each a “Fund” and collectively the “Funds”)Supplement dated January 5, 2023 to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP) and November 30, 2022 (ProFunds), each as supplemented or amended)Important Notice Regarding Change in Index and Investment ObjectiveOn January 5, 2023, the Board of Trustees of ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. BanksSM Index to the S&P Banks Select Industry Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.Important Information About the Fund / Investment ObjectiveReferences to the Dow Jones U.S. BanksSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” are replaced with S&P Banks Select Industry Index.Principal Investment StrategiesThe description of each Fund’s index included in Principal Investment Strategies is replaced with the following:The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the banks segment of the S&P Total Market Index (“S&P TMI”), which comprises the following sub-industries: asset management & custody banks, diversified banks, regional banks, diversified financial services and commercial & residential mortgage finance. The S&P TMI is designed to track the broad U.S. equity market. Industries are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index is modified equal weighted and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “SPSIBK”.Principal RisksWith respect to Banks UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. BanksSM Index.Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)The following information about the Index is added:The S&P Banks Select Industry Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by the Trust(s) and their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.For more information about ProFunds, please contact the Funds at 1-888-776-3637Please retain this supplement for future reference.PF/PS-1PROSHARES TRUST
ProShares Ultra Basic Materials (UYM)
ProShares UltraShort Basic Materials (SMN)PROFUNDS
Basic Materials UltraSector ProFund (Investor Class BMPIX / Service Class BMPSX)
ProFund VP Basic Materials(each a “Fund” and, collectively, the “Funds”)Supplement dated January 5, 2023to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)Important Notice Regarding Change in Name, Index, and Investment ObjectiveOn January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. Basic MaterialsSM Index to the S&P Materials Select Sector Index, which also results in a change to each Fund’s name and investment objective. These changes are scheduled to become effective on or about March 17, 2023.In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.Name ChangeEach Fund’s name will be changed to the new name as indicated, and all references to that Fund’s name is replaced with its new name:FundNew NameProShares Ultra Basic MaterialsProShares Ultra MaterialsProShares UltraShort Basic MaterialsProShares UltraShort MaterialsBasic Materials UltraSector ProFundMaterials UltraSector ProFundProFund VP Basic MaterialsProFund VP MaterialsImportant Information About the Fund / Investment ObjectiveReferences to the Dow Jones U.S. Basic MaterialsSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Materials Select Sector Index.Principal Investment StrategiesThe description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the materials sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: chemicals; construction materials; containers & packaging; metals & mining; and paper & forest products. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IBX”.Principal RisksWith respect to ProShares Ultra Basic Materials, ProShares UltraShort Basic Materials, and Basic Materials UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Basic MaterialsSM Index.Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)The following information about the Index is added:The S&P Materials Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637Please retain this supplement for future reference.PF/PS-2